BUSINESS COMBINATIONS (Details 1) - USD ($)	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Notes and other explanatory information [abstract]
Balance - beginning	$ 370,537	$ 360,000
Buyout of Canopy minority interest		780,000
Acquisition of an additional 20% membership units in Golden Harvest		1,644,695
Canopy buyout payments		(228,149)
Golden Harvests 20% acquisition payments		(360,000)
Payments	(8,000)
Application of prepayments	(4,000)
Accretion	1,463	498,280
Balance - ending	$ 360,000	$ 2,694,826